GKM FUNDS



December 2, 2004


U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549



Re:  The GKM Funds (the "Registrant")
     File No. 333-71402


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registrant's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 3) has been filed electronically.

     If you have any questions, please contact me at 513/587-3403.


Very truly yours,

/s/ John F. Splain

John F. Splain
Assistant Secretary